Debt - Cumulative Minimum Principal Amounts Committed to be Repaid (FY) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Debt Disclosure [Abstract]
2019	$ 66,700
2020	133,300
2021	200,000
2022	267,700
2023	333,300
2024	$ 400,000